Schedule of investments
Delaware Growth and Income Fund
June 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.80%
Communication Services — 8.43%
AT&T	938,236	$ 19,665,427
Comcast Class A	650,938	25,542,807
Verizon Communications	666,271	33,813,253
		79,021,487
Consumer Discretionary — 7.27%
APA	636,282	22,206,242
Chipotle Mexican Grill †	2,977	3,891,713
Ford Motor	266,115	2,961,860
Lowe's	54,414	9,504,493
Tapestry	160,980	4,913,110
TJX	441,516	24,658,668
		68,136,086
Consumer Staples — 6.37%
Altria Group	335,316	14,006,149
Archer-Daniels-Midland	52,426	4,068,258
Mondelez International Class A	140,970	8,752,827
Philip Morris International	332,383	32,819,498
		59,646,732
Energy — 7.75%
ConocoPhillips	284,699	25,568,817
Exxon Mobil	548,991	47,015,590
		72,584,407
Financials — 20.74%
Allstate	237,781	30,133,986
American Financial Group	67,036	9,305,267
American International Group	321,340	16,430,114
Discover Financial Services	37,371	3,534,549
Evercore Class A	66,751	6,248,561
Fidelity National Financial	364,816	13,483,600
First American Financial	285,836	15,126,441
MetLife	428,451	26,902,438
Old Republic International	648,640	14,503,591
OneMain Holdings	275,272	10,289,668
Synchrony Financial	520,781	14,383,971
Truist Financial	504,546	23,930,617
Unum Group	295,168	10,041,615
		194,314,418
Healthcare — 26.59%
AmerisourceBergen	99,482	14,074,713
Bristol-Myers Squibb	549,345	42,299,565
Cardinal Health	81,474	4,258,646
Cigna	106,438	28,048,542
CVS Health	232,160	21,511,946
Gilead Sciences	440,822	27,247,208
Johnson & Johnson	312,441	55,461,402
Merck & Co.	398,332	36,315,928
Pfizer	168,105	8,813,745
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Viatris	1,061,890	$ 11,117,988
		249,149,683
Industrials — 7.96%
Emerson Electric	158,844	12,634,452
Honeywell International	92,193	16,024,065
Northrop Grumman	9,301	4,451,180
Raytheon Technologies	431,514	41,472,810
		74,582,507
Information Technology — 13.90%
Broadcom	50,680	24,620,851
Cisco Systems	747,054	31,854,382
Cognizant Technology Solutions Class A	399,291	26,948,150
HP	455,298	14,924,668
Motorola Solutions	139,361	29,210,066
Western Union	162,628	2,678,483
		130,236,600
Materials — 0.79%
CF Industries Holdings	22,990	1,970,933
DuPont de Nemours	60,300	3,351,474
Newmont	35,490	2,117,688
		7,440,095
Total Common Stocks (cost $842,574,367)		935,112,015

Short-Term Investments — 0.17%
Money Market Mutual Funds — 0.17%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 1.32%)	404,395	404,395
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 1.21%)	404,397	404,397
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 1.39%)	404,397	404,397
NQ-Q7V [6/22] 8/22 (2351729)    1

Schedule of investments
Delaware Growth and Income Fund   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 1.34%)	404,396	$ 404,396
Total Short-Term Investments (cost $1,617,585)		1,617,585

Total Value of Securities—99.97% (cost $844,191,952)		936,729,600
Receivables and Other Assets Net of Liabilities—0.03%		282,140
Net Assets Applicable to 71,648,855 Shares Outstanding—100.00%		$937,011,740

†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs

2    NQ-Q7V [6/22] 8/22 (2351729)